Performance Management - The Jensen Quality Growth Fund Inc Series	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The performance information on the following page demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one, five and ten years compare with those of a broad measure of market performance. The Fund’s past performance, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.jenseninvestment.com or by calling the Fund toll-free at 800-992-4144.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information on the following page demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one, five and ten years compare with those of a broad measure of market performance.
Bar Chart [Heading]	The Jensen Quality Growth Fund Inc. - Class J Shares(1)Annual Total Return as of December 31* of Each Year
Bar Chart Closing [Text Block]
*The Fund’s year-to-date total return for the Class J shares as of June 30, 2025 was 2.39%.

During the ten-year period shown on the bar chart, the Fund’s best and worst quarters for the Class J shares are shown below:

Best Quarter:    17.26% (2nd quarter 2020)

Worst Quarter:    -17.27% (1st quarter 2020)

Performance Table Heading	Average Annual Total ReturnsFor the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for the Class J shares only and after-tax returns for the Class I, R and Y shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns are shown for the Class J shares only and after-tax returns for the Class I, R and Y shares will vary.

Performance Availability Website Address [Text]	www.jenseninvestment.com
Performance Availability Phone [Text]	800-992-4144
J Shares Class
Prospectus [Line Items]
Bar Chart Footnotes [Text Block]	The returns shown in the bar chart are for Class J shares. The performance of Class I, Class R and Class Y shares will differ due to differences in expenses.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	2.39%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	17.26%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(17.27%)
Lowest Quarterly Return, Date	Mar. 31, 2020